Disposals of businesses and deconsolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Calculation of Gain (Loss) on Disposal
The Company has recognized the following (losses)/gains on disposals:

(In US$ millions)	Net proceeds/recoverable amount	Book value on disposal	(Loss)/gain
Year ended December 31, 2016:
Total for year ended December 31, 2016	—	—	—

Year ended December 31, 2015:
Cancellation of West Mira	199	279	(80)
West Rigel Transferred to Asset held for sale	128	210	(82)
Sale of West Polaris	235	312	(77)
SeaMex Limited	1,240	1,059	181
Assets written off	—	5	(5)
Total for year ended December 31, 2015	1,802	1,865	(63)

Year ended December 31, 2014:
Sale of West Auriga business	466	26	440
Sale of West Vela business	536	344	192
Total for year ended December 31, 2014	1,002	370	632
The company has recognized the following contingent considerations from the sale of the West Polaris and West Auriga business:

(In US$ millions)	Year Ended December 31,
	2016	2015	2014
West Polaris earn out realized	8	32	—
West Vela earn out realized	13	15	—
Total contingent consideration recognized	21	47	—

(In US$ millions)	March 21, 2014
Enterprise value	1,240
Less: Debt assumed	(443)
Purchase price	797

Less: Working capital adjustment	(331)
Adjusted purchase price	466

Cash	697
Discount note issued	100
Less: Working capital payable	(331)
Fair value of purchase consideration	466

Less: net carrying value of assets and liabilities	7
Less: allocated goodwill to subsidiaries	(33)
Gain on sale	440

(In US$ millions)	As at March 10, 2015
FAIR VALUE OF CONSIDERATION RECEIVED
Net cash consideration received	749
Seller’s credit recognized	250
Direct repayment of debt by the JV on behalf of Seadrill	150
Consideration receivable in respect of West Titania	162
Other related party balances payable	(71)
Cash paid to acquire 50% interest in the JV	(163)
Fair value of consideration received	1,077

FAIR VALUE OF RETAINED 50% INVESTMENT IN SEAMEX LIMITED	163

CARRYING VALUE OF NET ASSETS
Current assets
Cash and cash equivalents	40
Deferred tax assets - short term	8
Other current assets	20
Total current assets	68

Non-current assets
Drilling units	969
Deferred tax asset - long term	4
Other non-current assets	86
Goodwill	49
Total non-current assets	1,108
Total assets	1,176

LIABILITIES
Current liabilities
Trade accounts payable	(1)
Other current liabilities	(56)
Total current liabilities	(57)

Non-current liabilities
Other non-current liabilities	(60)
Total non-current liabilities	(60)
Total liabilities	(117)
Carrying value of net assets	1,059

Gain on disposal	181

(In US$ millions)	November 4, 2014
Enterprise value	900
Deferred consideration receivable	74
Less: Debt assumed	(433)
Purchase price	541

Less: Working capital adjustment	(6)
Adjusted purchase price	535

Cash	467
Deferred consideration receivable	74
Less: Working capital payable	(6)
Fair value of purchase consideration	535

Less: net carrying value of assets and liabilities	(303)
Less: allocated goodwill to subsidiaries	(41)
Gain on sale	191

(In US$ millions)	As at June 19, 2015
Initial enterprise value	540
Less: Debt assumed	(336)
Initial purchase price	204

Plus: Working capital adjustment	31
Adjusted initial purchase price	235

Cash	204
Plus: Working capital receivable	31
Fair value of purchase consideration recognized on disposal	235

Less: net carrying value of assets and liabilities	(271)
Less: allocated goodwill to subsidiaries	(41)
Loss on disposal	(77)

Investment Holdings, Schedule of Investments
The gain recognized on deconsolidation, which all relates to the remeasurement of the Company’s retained interests in Seadrill Partners and its subsidiaries is as follows:

(In US$ millions)	As at January 2, 2014
Fair value of investment in Seadrill Partners (a)	3,724
Carrying value of the non-controlling interest in Seadrill Partners	115
Subtotal	3,839
Less:
Carrying value of Seadrill Partners’ net assets	1,260
Goodwill allocated to Seadrill Partners	240
Gain on deconsolidation of Seadrill Partners	2,339

(a)     Fair value of investments and continuing involvement with investees
The estimated fair value of the Company’s residual interest in Seadrill Partners comprised of the following:

(In US$ millions)	As at January 2, 2014
Common units (i)	671
Subordinated units (ii)	427
Seadrill Member Interest and Incentive Distribution Rights ("IDRs") (iii)	244
Direct ownership interests (iv)	2,382
Total residual interest in Seadrill Partners	3,724
(i) Common units (marketable securities)
As at the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company’s holding in the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent ‘in-substance common stock’ as defined by U.S. GAAP.
These securities have been recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity as a component of "Accumulated other comprehensive income" unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the Consolidated Statement of Operations and realized. Dividend income from the common units is recognized in the Consolidated Statement of Operations.

(ii) Subordinated units
As at the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company’s holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units.
The fair value of the subordinated units on January 2, 2014, was determined based on the quoted market price of the listed common units as at the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company recognizes its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the "Share in results of associated companies" line in the Consolidated Statement of Operations. Dividends are recognized as a reduction in investment carrying value.

(iii) Seadrill Member Interest and IDRs
The Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the IDRs in Seadrill Partners are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured, however they are tested annually for impairment.
The fair value of the Company’s interest in the Seadrill Member and the attached IDRs as at January 2, 2014 was determined using the Monte Carlo model. This method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the Common Units as at the deconsolidation date. Distributions to the IDRs are recognized in the Consolidated Statement of Operations.

iv) Direct Ownership interests
The Company held the following ownership interests in entities controlled by Seadrill Partners as at the date of deconsolidation:

•	70% ownership in Seadrill Operating LP
Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners. On July 21, 2014, the Company sold a 28% limited partner interest in Seadrill Operating LP to Seadrill Partners for cash consideration of $373 million, thus reducing the Company's ownership to 42%.

•	49% ownership in Seadrill Capricorn Holdings LLC
Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock.

•	39% ownership of Seadrill Deepwater Drillship Ltd. and 39% (indirect) ownership of Seadrill Mobile Units (Nigeria) Ltd.
The Company held a 39% direct ownership interest in Seadrill Deepwater Drillship Ltd. and a 39% indirect ownership of Seadrill Mobile Units Ltd., through its 100% subsidiary, Seadrill UK Ltd. Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock.
All of the Company’s direct ownership interests are accounted for under the equity method as the Company is deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the Board of Seadrill Partners.
The fair values of the four ownership interests described above have been determined using a discounted cash-flow (“DCF”) methodology, using discounted cash-flow forecasts.

Ownership Percentages Equity Method Investments
The total investments in Seadrill Partners recorded under the equity method of $2,809 million which includes the Company’s share of the basis difference between the total fair value and the total underlying book value of Seadrill Partners’ assets at the deconsolidation date are as follows:

(In US$ millions)	Book value	Fair value	Basis difference	Seadrill's share of basis difference (1)
Drilling units	3,444	5,245	1,801	1,295
Drilling contracts	—	170	170	142
Goodwill	—	1,214	1,214	352
Total	3,444	6,629	3,185	1,789

(1)
Seadrill’s share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill’s proportional ownership interest in each investee. In the case of Seadrill’s investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.

The Company has the following investments that are or have been recorded using the equity method for the periods presented in these Consolidated Financial Statements:

Ownership percentage	December 31, 2016	December 31, 2015	December 31, 2014
Archer	39.7%	39.9%	39.9%
Seabras Sapura Participacoes Ltda ("Seabras Sapura Participacoes")	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH ("Seabras Sapura Holding")	50.0%	50.0%	50.0%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	30.0%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	30.0%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	30.0%
Seadrill Partners ("SDLP")	Note 1	Note 1	Note 1
SeaMex Ltd. ("SeaMex")	50.0%	50.0%	—%

(1)
As at the deconsolidation date of Seadrill Partners on January 2, 2014, the Company recognized its ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to Seadrill Partners paragraph below for additional information.